INCOME (LOSS) PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME (LOSS) PER COMMON SHARE
12. INCOME (LOSS) PER COMMON SHARE

12. INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share attributable to common stockholders, amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C, Series D, Series E, Series F and Series F-2 convertible preferred stock, Series G preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders (in thousands, except for per-share data):

	September 30,
	2021	2020

Net loss	(1,922)	(2,520)
Basic weighted average number of shares outstanding	13,291	9,985
Net loss per share (basic)	(0.14)	(0.25)
Diluted weighted average number of shares outstanding	13,291	9,985
Net loss per share (diluted)	(0.14)	(0.25)

Dilutive equity instruments (number of equivalent units):
Stock options	2,252	-
Preferred stock	17,837	-
Convertible debt	908	59,179
Warrants	16,979	8,048
Total Dilutive instruments	37,976	67,227

For period of net loss, basic and diluted earnings per share are the same as the assumed exercise of warrants and the conversion of convertible debt are anti-dilutive.

Troubled Debt Restructuring

As provided in the preceding footnotes, several transactions met the basic criteria for troubled debt, which are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being past due or in default on several of its loans, the debt is considered troubled debt. As of September 30, 2021, the troubled debt restructuring in total would have decreased the net loss by $85,000 and causing the per share calculation to change from .14 to .15 net loss per share.

13. INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share attributable to common stockholders, amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C, Series D and Series E convertible preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

In thousands	December 31,
	2020	2019

Net loss	$(401)	$(1,921)
Basic weighted average number of shares outstanding	10,767	3,302
Net income (loss) per share (basic)	$(0.04)	$(0.58)
Diluted weighted average number of shares outstanding	80,545	3,302
Net income (loss) per share (diluted)	$(0.04)	$(0.58)

Dilutive equity instruments (number of equivalent units):
Stock options	-	-
Preferred stock	-	-
Convertible debt	62,095	39,636
Warrants	7,683	30,208
Total Dilutive instruments	69,778	73,144

For period of net loss, basic and diluted earnings per share are the same as the exercise of warrants and the conversion of convertible debt are anit-dilutive.